Deferred and current taxation - Credited to other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Deferred tax applicable to items charged or credited to other comprehensive income
Effective portion of changes in fair value of cash-flow hedges	€ 124.5	€ (9.4)	€ 55.6
Net change in fair value of cash-flow hedges transferred to property, plant and equipment	0.2
Net hedge ineffectiveness and discontinuation transferred to profit or loss	(24.4)	(53.5)
Net other changes in fair value of cash-flow hedges transferred to profit or loss	(42.7)	(31.8)	35.6
Total tax charge in other comprehensive income	€ 57.6	€ (94.7)	€ 91.2